Components of Income (loss) Before Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income (loss) before income taxes:
Parent company and domestic subsidiaries	$ 6,931	¥ 651,852	¥ (177,852)	¥ (278,229)
Foreign subsidiaries	7,994	751,797	610,725	841,519
Income before income taxes and equity in earnings of affiliated companies	$ 14,925	¥ 1,403,649	¥ 432,873	¥ 563,290